Income taxes (Tables)	12 Months Ended
Mar. 31, 2017
Components of Income Before Income Taxes

The components of income before income taxes comprise the following:

	Yen in millions
	For the years ended March 31,
	2015	2016	2017
Income before income taxes:
Parent company and domestic subsidiaries	1,685,909	1,834,413	1,423,208
Foreign subsidiaries	1,206,919	1,148,968	770,617

	2,892,828	2,983,381	2,193,825

Provision for Income Taxes

The provision for income taxes consists of the following:

	Yen in millions
	For the years ended March 31,
	2015	2016	2017
Current income tax expense:
Parent company and domestic subsidiaries	552,122	591,868	435,560
Foreign subsidiaries	368,234	253,512	246,639

Total current	920,356	845,380	682,199

Deferred income tax expense (benefit):
Parent company and domestic subsidiaries	(77,653)	(40,934)	(21,756)
Foreign subsidiaries	50,766	73,823	(31,543)

Total deferred	(26,887)	32,889	(53,299)

Total provision	893,469	878,269	628,900

Reconciliation of Differences Between Statutory Tax Rate and Effective Income Tax Rate

Reconciliation of the differences between the statutory tax rate and the effective income tax rate is as follows:

	For the years ended March 31,
	2015	2016	2017
Statutory tax rate	35.2%	32.9%	31.1%
Increase (reduction) in taxes resulting from:
Non-deductible expenses	1.5	0.3	0.4
Deferred tax liabilities on undistributed earnings of foreign subsidiaries	1.0	1.0	1.3
Deferred tax liabilities on undistributed earnings of affiliated companies accounted for by the equity method	2.5	2.4	3.3
Valuation allowance	(0.5)	(0.4)	(0.6)
Tax credits	(5.3)	(4.7)	(4.8)
The difference between the statutory tax rate in Japan and that of foreign subsidiaries	(2.4)	(1.3)	(1.9)
Unrecognized tax benefits adjustments	3.2	0.2	0.4
Revision to reduce deferred tax assets and liabilities at the fiscal year-end due to changes in tax rates	(1.9)	(0.5)	—
Other	(2.4)	(0.5)	(0.5)

Effective income tax rate	30.9%	29.4%	28.7%

Components of Deferred Tax Assets and Liabilities

Significant components of deferred tax assets and liabilities are as follows:

	Yen in millions
	March 31,
	2016	2017
Deferred tax assets
Accrued pension and severance costs	283,713	219,465
Accrued expenses and liabilities for quality assurances	586,628	644,936
Other accrued employees’ compensation	116,420	114,752
Operating loss carryforwards for tax purposes	201,957	76,317
Allowance for doubtful accounts and credit losses	68,686	82,916
Property, plant and equipment and other assets	241,454	234,372
Other	275,023	335,992

Gross deferred tax assets	1,773,881	1,708,750
Less - Valuation allowance	(151,665)	(146,623)

Total deferred tax assets	1,622,216	1,562,127

Deferred tax liabilities
Unrealized gains on securities, net	(692,972)	(692,962)
Undistributed earnings of foreign subsidiaries	(30,112)	(28,544)
Undistributed earnings of affiliated companies accounted for by the equity method	(656,448)	(709,094)
Basis difference of acquired assets	(31,171)	(31,861)
Lease transactions	(1,073,518)	(973,000)
Other	(93,206)	(46,407)

Gross deferred tax liabilities	(2,577,427)	(2,481,868)

Net deferred tax liability	(955,211)	(919,741)

The deferred tax assets and liabilities above that comprise the net deferred tax liability are included in the consolidated balance sheets as follows:

	Yen in millions
	March 31,
	2016	2017
Deferred tax assets
Deferred income taxes (Current assets)	967,607	—
Investments and other assets - Other	151,431	503,985
Deferred tax liabilities
Other current liabilities	(28,160)	—
Deferred income taxes (Long-term liabilities)	(2,046,089)	(1,423,726)

Net deferred tax liability	(955,211)	(919,741)

Net Changes in Total Valuation Allowance for Deferred Tax Assets

The net changes in the total valuation allowance for deferred tax assets for the years ended March 31, 2015, 2016 and 2017 consist of the following:

	Yen in millions
	For the years ended March 31,
	2015	2016	2017
Valuation allowance at beginning of year	189,894	169,811	151,665
Additions	34,485	33,243	27,147
Deductions	(50,247)	(43,723)	(37,891)
Other	(4,321)	(7,666)	5,702

Valuation allowance at end of year	169,811	151,665	146,623

Summary of Gross Unrecognized Tax Benefits Changes

A summary of the gross unrecognized tax benefits changes for the years ended March 31, 2015, 2016 and 2017 is as follows:

	Yen in millions
	For the years ended March 31,
	2015	2016	2017
Balance at beginning of year	19,393	13,644	19,250
Additions based on tax positions related to the current year	593	1,001	8,187
Additions for tax positions of prior years	94,852	6,378	6,076
Reductions for tax positions of prior years	(4,015)	(77)	(5,593)
Reductions for tax positions related to lapse of statute of limitations	(58)	(7)	(9)
Reductions for settlements	(98,929)	(427)	(6,317)
Other	1,808	(1,262)	(41)

Balance at end of year	13,644	19,250	21,553